MORTGAGE-BACKED SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Summary of Mortgage-Backed Securities Available for Sale

The following tables present a summary of mortgage-backed securities available for sale. Dollar amounts are expressed in thousands.

	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Pass-through certificates guaranteed by GNMA – fixed rate	$68	2	—	70
Pass-through certificates guaranteed by FNMA – adjustable rate	119	7	—	126
FHLMC participation certificates:
Fixed rate	122	5	—	127
Adjustable rate	105	5	—	110

Total	$414	19	—	433

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Pass-through certificates guaranteed by GNMA – fixed rate	$78	3	—	81
Pass-through certificates guaranteed by FNMA – adjustable rate	143	9	—	152
FHLMC participation certificates:
Fixed rate	176	14	—	190
Adjustable rate	123	8	—	131

Total	$520	34	—	554

Scheduled Maturities of Mortgage-Backed Securities Available for Sale

The scheduled maturities of mortgage-backed securities available for sale at September 30, 2013, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from five to ten years	$122	5	—	127
Due after ten years	292	14	—	306

Total	$414	19	—	433

Principal Balances of Pledged Mortgage-Backed Securities Available for Sale

The principal balances of mortgage-backed securities available for sale that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$65	3	—	68

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$393	26	—	419